SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

     The accompanying Scioto Investment Company unaudited condensed financial statements for the six month periods ended June 30, 1996, 1995, and 1994, have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

     These compilations should be read in conjunction with the Company's annual audited financial statements and the notes thereto included in the previously released Annual Reports to shareholders and the Securities and Exchange Commission for the years ended December 31, 1995, 1994, and 1993.

     In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial information have been included herein. A schedule of the portfolio positions as of June 30, 1996, and a summary of the Annual Meeting of Shareholders are included herewith. A schedule of investments as of December 31, 1995, was included in the Company's Annual Report for 1995.

                                        Respectfully submitted,

                                        SCIOTO INVESTMENT COMPANY

                                        /s/ Stephen Kellough
                                        --------------------
                                        Stephen Kellough, Chairman and President


            UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES
                                                                     JUNE 30
                                                       ------------------------------------
                                                          1996         1995        1994
                                                          ----         ----        ----
ASSETS:
  Investments in tax exempt bonds, at quoted market
  values (amortized cost:  1996, $6,711,366;
           1995, $7,140,106; 1994, $7,294,085)         $6,699,363   $7,168,547   $7,319,737
  Cash and cash equivalents                             1,143,955      446,992      236,103
  Securities redemption receivable                              0            0       30,000
  Accrued interest receivable                              37,489       47,424       59,746
  Prepaid expenses                                            283          283          166
                                                       ----------   ----------   ----------
TOTAL ASSETS                                            7,881,090    7,663,246    7,645,752
                                                       ----------   ----------   ----------

LIABILITIES:
  Payable for investment purchased                        260,343            0            0
  Accrued professional and transfer agent fees             19,913       37,430       22,758
                                                       ----------   ----------   ----------
TOTAL LIABILITIES                                         280,256       37,430       22,758
                                                       ----------   ----------   ----------
NET ASSETS (net asset value per common share,
based upon 447,950 common shares outstanding:
        1996, $16.97; 1995, $17.02; 1994, $17.02)      $7,600,834   $7,625,816   $7,622,994
                                                       ==========   ==========   ==========

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

                  UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

                                                                FOR THE SIX MONTHS ENDED JUNE 30
                                                                --------------------------------
                                                                  1996         1995        1994
                                                                  ----         ----        ----
INVESTMENT INCOME - Nontaxable interest income,
  net of bond premium amortization and discount
  accretion of $10,957 in 1996; $21,999 in 1995; and
        $14,198 in 1994                                         $ 160,057    $ 166,862   $ 175,157
                                                                ---------    ---------   ---------
OPERATING EXPENSES:
  Professional services                                            29,731       31,381      37,066
  Directors' fees                                                   4,500        4,000       4,000
  Other expenses                                                    6,121        4,953       3,723
                                                                ---------    ---------   ---------
TOTAL OPERATING EXPENSES                                           40,352       40,334      44,789
                                                                ---------    ---------   ---------
NET INVESTMENT INCOME                                             119,705      126,528     130,368

NET GAIN (LOSS) ON INVESTMENTS:
        Unrealized appreciation (depreciation) of investments     (55,165)      52,592    (130,497)
                                                                ---------    ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                               $  64,540    $ 179,120   $    (129)
                                                                =========    =========   =========

            UNAUDITED CONDENSED STATEMENTS OF CRANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS ENDED JUNE 30
                                                                   ----------------------------------
                                                                   1996           1995           1994
                                                                   ----           ----           ----
INCREASE (DECREASE) IN NET ASSETS:
RESULTING FROM OPERATIONS:
        Net investment income                                   $   119,705    $   126,528    $   130,368
        Unrealized appreciation (depreciation) of investments       (55,165)        52,592       (130,497)
                                                                -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                                    64,540        179,120           (129)

DIVIDENDS  TO  SHAREHOLDERS  FROM  NET
        INVESTMENT INCOME                                          (116,467)      (134,385)      (138,864)
                                                                -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS                               (51,927)        44,735       (138,993)

NET ASSETS, BEGINNING OF PERIOD                                   7,652,761      7,581,081      7,761,987
                                                                -----------    -----------    -----------
NET ASSETS, END OF PERIOD, including undistributed
  net investment income of $188,385, $171,543, and
  $169,336 respectively                                         $ 7,600,834    $ 7,625,816    $ 7,622,994
                                                                ===========    ===========    ===========

[THE OHIO COMPANY LOGO]                                        Period Ending
                                                               June 28, 1996
                         ------------------------------------------------------

                              SCIOTO INVESTMENT CO.
                             C/O 4561 LANES END ST.

                              PORTFOLIO POSITIONS

                            Non-Taxable Investments

                                                                              Symbol                            Current   Est
        Quantity        Description                                             Or         Market       Market   Yield   Annual
                                                                              Cusip        Price        Value    (%)     Income
       Municipal Bonds and Notes
        150,000    BELMONT CO OHIO VAR PURP        3.55%   12/01/1997      080257-DL-9      99.323     148,985   3.57     5,325
        150,000    BLUE ASH OHIO LTGO-RD IMPT      4.45%   11/01/1997      095239-FR-5     100.828     151,242   4.41     6,675
        115,000    CANTON OH WTRWKS SYS IMPT       5.00%   12/01/1998      138429-FA-8     101.251     116,439   4.94     5,750
        300,000    COLUMBUS OH CSD RFDG B/E        4.45%   12/01/1998      199507-UJ-1     100.000     300,000   4.45    13,350
        300,000    CUYAHOGA CO OHIO LTGO B/E       4.10%   11/15/1998      232237-5C-7      99.458     298,374   4.12    12,300
        250,000    DELAWARE CO OHIO LTGO B/E       4.45%   12/01/1997      245869-AG-7     100.451     251,128   4.43    11,125
        500,000    DUBLIN OH CSD UT GO                5%   12/01/1996      26371G-AK-6     100.486     502,430   4.98    25,000
        500,000    DUBLIN OH CSD UT GO BDS         4.65%   12/01/1997      26371G-BB-5     100.837     504,185   4.61    23,250
        145,000    FLAT ROCK MICH.  I.D.R.        5 3/8%   09/01/1997      338647-AD-3     100.188     145,273   5.36     7,794
        100,000    GRANDVIEW HTS OH CSD BED       7 1/2%   12/01/1997      386694-BM-4     104.645     104,645   7.17     7,500
        200,000    HAMILTON CO OH CNTY BLDG        6.10%   12/01/1996      40727E-JD-0     100.899     201,798   6.05    12,200
        400,000    HILLIARD OH CSD SER A B/E       3.90%   12/01/1998      431621-EJ-6      98.970     395,880   3.94    15,600
        300,000    HILLIARD OH CSD SER A B/E       4.00%   12/01/1999      431621-EK-3      98.175     294,525   4.07    12,000
        150,000    LOCKLAND OH CSD SCH IMPT        9.70%   12/01/1996      539838-BC-S     102.493     153,740   9.46    14,550
        180,000    LUCAS CO. OH.  IMP. REV. BD    5 1/4%   02/01/1998      549307-AA-4     100.127     180,229   5.24     9,450
        100,000    MONTGOMERY CO OH WASTE B/E      4.10%   11/01/1998      613551-AC-4      99.223      99,223   4.13     4,100
        700,000    OH ST FACS VERN RIFFE - A          4%   10/01/1998      67755A-CV-3      99.461     696,227   4.02    28,000
        400,000    OHIO ST HIGHER ED SER II-A      5.30%   12/01/1997      677597-GG-5     101.731     406,924   5.21    21,200
        200,000    OH ST UNIV GEN RCPTS-A-2        4.55%   12/01/1996      677653-SA-6     100.244     200,488   4.54     9,100
        300,000    SPRINGBORO CMNTY CSD OHIO       3.80%   12/01/1998      85022K-AV-2      98.516     295,548   3.86    11,400
        200,000    TOLEDO OHIO WTRWKS REV B/E     4 1/4%   11/15/1998      889396-HD-2      99.347     198,694   4.28     8,500
        100,000    UPPER ARLINGTON OH LT GO-A      5.70%   12/01/1996      915489-HB-7     100.889     100,889   5.65     5,700
        600,000    UPPER ARLINGTON OH CSD          3.80%   12/01/1998      915506-HQ-5      98.516     591,096   3.86    22,800
        100,000    WORTHINGTON OH CSD UT GO        6.10%   12/01/1996      982038-EM-9     101.058     101,058   6.04     6,100
                                                                                                    ----------         --------
        Total                                                                                       $6,439,020         $298,769

        Total Mon-Taxable Investments                                                               $6,439,020         $298,769

                   Add nontaxable bond investment - trade date June 27, 1996; settlement date July 2, 1996:
        250,000    SPRINGFIELD OH LSD IMPT UT     6 1/8%   12/01/1998      851188-DH-2     104.137     260,343           15,313
     ----------                                                                                     ----------         --------
     $6,690,000                                                                                     $6,699,363         $314,082
     ==========                                                                                     ==========         ========



       The equivalent net asset value at December 31, 1976, the first year end as a regulated investment company, was $7,496,443, compared to $7,600,834 at June 30,1996.

SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

     The Company held its 1996 Annual Meeting of Shareholders June 6, 1996. At the meeting, shareholders represented, in person and by proxy, were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 81,193 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), a total of 339,150 were represented; therefore, 420,343 of the common shares representing approximately 99.2% of the total voting power of the Company were represented at the meeting (3,472,693 votes out of a possible 3,500,300).

     A resolution fixing the number of Directors at six passed with 3,472,483 votes FOR the resolution, 100 votes AGAINST, and 110 votes ABSTAINING.

     The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR indicated below.

        Name                    Votes For
        ----                    ---------
        Stephen Kellough        3,472,693
        Marilyn Brown Kellough  3,472,693
        Arthur D. Herrmann      3,472,693
        Brooks P. Julian        3,472,693
        Donald C. Fanta         3,472,693
        Kent K. Rinker          3,472,693

     A resolution to ratify the selection of Deloitte & Touche LLP as independent accountants for the Company for the 1996 calendar year passed with 3,472,693 votes FOR, no votes AGAINST, and no votes to ABSTAIN.